INCOME TAX - Deferred income tax assets (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets
Net operating loss carry forwards	¥ 74,657,570	¥ 63,106,433
Accrued warranty	12,218,071	7,662,170
Accrued payroll and social insurance	5,099,295	4,112,541
Deferred revenue	3,225,283	2,499,515
Advertising expense	2,955,152	1,834,909
Allowance for doubtful accounts	57,037	489,061
Less: Valuation allowance	¥ (98,212,408)	¥ (79,704,629)	¥ (58,344,871)	¥ (19,920,364)